SHARE-BASED COMPENSATION - Renren Plan - Summary of share options outstanding with range of exercise prices (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding | shares	139,094,101
Options outstanding, Weighted average intrinsic value | $	$ 5,754
Options exercisable, Number of exercisable | shares	117,561,450
Options exercisable, Weighted average intrinsic value | $	$ 4,863
Renren Plan | $0.01 ~ $0.18
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit | $ / shares	$ 0.01
Range of exercise prices, upper limit | $ / shares	$ 0.18
Options outstanding, Number outstanding | shares	139,094,101
Options outstanding, Weighted average remaining contractual life	5 years 4 months 24 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06
Options outstanding, Weighted average intrinsic value | $	$ 5,754
Options exercisable, Number of exercisable | shares	117,561,450
Options exercisable, Weighted average remaining contractual life	5 years 1 month 10 days
Options exercisable, Weighted average exercise price | $ / shares	$ 0.06
Options exercisable, Weighted average intrinsic value | $	$ 4,863